TAXATION (Details Narrative)	12 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Statement [Line Items]
Resource pools	$ 4,395,000			$ 4,395,000	$ 4,402,000
Domestic tax rate	27.00%	27.00%	27.00%
Provision of current income tax		$ 37
Effective tax rate	0.00%	0.00%	0.00%
Canada [Member]
Statement [Line Items]
Unused non-capital loss carry forwards	$ 4,248,000	$ 3,878,000	$ 0